Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,043,915)	$ (1,628,509)	$ (439,320)	$ (813,558)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	315,385	335,435	661,565	639,997
Amortization	98,548	18,452	36,489	43,014
Stock based compensation	131,604	7,376	21,968	8,821
Net gain on sale and disposal of equipment	0	(2,324)	(2,325)	(8,482)
Loss on intangible asset abandonment	0	16,906	16,906	92,833
Changes in working capital components:
Trade receivables	468,178	1,020,699	315,505	(219,503)
Inventories	37,147	(501,404)	535,561	(133,948)
Prepaid expenses and other assets	(36,817)	749,076	780,947	(531,554)
Income tax receivable	189,039	(247,011)	(218,082)	1,399
Accounts payable	1,061,900	(446,417)	(301,805)	114,113
Accrued expenses	118,500	(511,614)	(591,737)	512,837
Net cash provided by (used in) operating activities	1,339,569	(1,189,335)	(398,828)	(477,031)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property equipment	(11,056)	(149,916)	(149,916)	(478,353)
Proceeds from sales of equipment	0	18,297	18,297	15,596
Purchases of intangible assets	(15,958)	(12,483)	(14,910)	(19,665)
Proceeds on sale of short-term investments	0	2,205,000	2,205,000	6,125,000
Net cash (used in) provided by investing activities	(27,014)	2,060,898	2,058,471	7,578
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from paycheck protection program loan	0	1,214,500	1,214,500
Payment on long-term debt	(2,773,235)	(71,603)	(143,947)	(140,440)
Proceeds from exercise of stock options	27,690	0
Net cash (used in) provided by financing activities	(2,745,545)	1,142,897	1,070,553	(190,035)
NET (DECREASE) INCREASE IN CASH	(1,432,990)	2,014,460	2,730,196	(659,488)
CASH AT BEGINNING OF PERIOD	3,693,845	963,649	963,649	1,623,137
CASH AT END OF PERIOD	2,260,855	2,978,109	3,693,845	963,649
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	24,089	37,998	75,227	79,008
Net cash received (paid for) income taxes, net	$ 208,562	$ (8,082)	$ 8,082	$ 9,457